Long-Term Investments (Details)									1 Months Ended						12 Months Ended
	Nov. 30, 2020 USD ($)	Nov. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2019 CNY (¥)	Aug. 31, 2019 CNY (¥)	May 31, 2019	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Nov. 30, 2017 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 06, 2022	Jun. 13, 2022 USD ($)	Jun. 13, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Apr. 30, 2021 USD ($)	Apr. 30, 2021 CNY (¥)
Long-Term Investments [Line Items]
Recognized investment losses															$ 1,135	$ 619	$ (14,072)
Paid consideration | ¥																				¥ 10,000,000
Cash consideration (in Yuan Renminbi)														¥ 90,000									$ 29,467,667	¥ 200,000,000
Suzhou Investment [Member]
Long-Term Investments [Line Items]
Cash consideration												$ 116,450	¥ 850,000
Investment in Jiazhong [Member]
Long-Term Investments [Line Items]
Paid consideration																			$ 1,369,994	10,000,000
Jiazhong [Member]
Long-Term Investments [Line Items]
Investment income															$ 197,041	365,102
Investment in Xingshuizhixing [Member]
Long-Term Investments [Line Items]
Invest amount																										$ 1,095,996	¥ 8,000,000
Cash paid (in Yuan Renminbi) | ¥																					¥ 500,000
Jinshuibanlv [Member]
Long-Term Investments [Line Items]
Equity interest percentage																										4.00%	4.00%
Full impairment																1,129,800
Yinzhirun [Member]
Long-Term Investments [Line Items]
Proceeds from equity interest							$ 273,999	¥ 2,000,000
Cheyi [Member]
Long-Term Investments [Line Items]
Equity interest percentage																									0.50%
Proceeds from equity interest	$ 217,517	¥ 1,587,719
Membership service amount (in Yuan Renminbi) | ¥																									¥ 1,500,000
Zhongfuze [Member]
Long-Term Investments [Line Items]
Cash consideration					$ 68,500	¥ 500,000
Investment in Yunshang E-commerce [Member]
Long-Term Investments [Line Items]
Cash consideration | ¥									¥ 3,000,000
Outu [Member]
Long-Term Investments [Line Items]
Full impairment																	74,337
Cash paid																	68,500
Qianshier [Member]
Long-Term Investments [Line Items]
Full impairment																	74,337
Proceeds from equity interest																			68,500	500,000
Jiamenkou [Member]
Long-Term Investments [Line Items]
Full impairment																	74,337
Proceeds from equity interest			$ 68,500	¥ 500,000
Yueteng [Member]
Long-Term Investments [Line Items]
Proceeds from equity interest			$ 68,500	¥ 500,000
Taizhoujia [Member]
Long-Term Investments [Line Items]
Full impairment																	74,337
Funeng [Member]
Long-Term Investments [Line Items]
Cash consideration | ¥										¥ 570,000
Paid consideration																			$ 36,990	¥ 270,000
Full impairment																38,131
Suzhou Investment [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding												17.00%	17.00%
Investment in Jiazhong [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding																			33.00%	33.00%
Jiazhong [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding															33.00%
Zhongfei [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding	3.00%	3.00%
Equity interest percentage																									3.00%
Full impairment																$ 282,450	446,025
Proceeds from equity interest	$ 410,998	¥ 3,000,000
Customized service amount (in Yuan Renminbi) | ¥																									¥ 3,000,000
Yinzhirun [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding							0.45%	0.45%
Cheyi [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding	0.50%	0.50%
Cheyi Tongcheng [Member]
Long-Term Investments [Line Items]
Full impairment																	$ 236,053
Zhongfuze [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding					11.11%	11.11%
Wanchang [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding																						0.64%
Paid consideration | ¥																				¥ 500,000
Outu [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding									15.00%
Qianshier [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding																			5.00%	5.00%
Jiamenkou [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding			5.00%	5.00%
Yueteng [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding			5.00%	5.00%
Funeng [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding										19.00%
Investment in Car Service [Member]
Long-Term Investments [Line Items]
Full impairment																		$ 27,900
Shareholding interest											0.98%			1.50%